Note 19 - Segmented Information (Tables)	12 Months Ended
Jan. 31, 2014
Segment Reporting [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Year Ended	January 31, 2014	January 31, 2013	January 31, 2012
Revenues
United States	68,877	60,420	48,602
Canada	14,388	14,212	15,051
Americas, excluding Canada and United States	1,028	1,052	1,196
Belgium	14,961	15,668	19,319
Netherlands	14,475	12,370	6,031
EMEA, excluding Belgium and Netherlands	33,095	16,916	18,484
Asia Pacific	4,470	6,245	5,307
	151,294	126,883	113,990

Schedule of Segment Reporting Information, by Segment [Table Text Block]
Year Ended	January 31, 2014	January 31, 2013	January 31, 2012
Revenues
Services	137,795	116,822	105,645
Licenses	13,499	10,061	8,345
	151,294	126,883	113,990

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
	January 31, 2014	January 31, 2013
Total long-lived assets
United States	67,843	72,514
Canada	18,437	24,249
Belgium	28,048	32,840
Netherlands	14,802	17,204
EMEA, excluding Belgium and Netherlands	85,490	23,023
	214,620	169,830